Notes Payable (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Notes Payable [Line Items]
Notes payable		$ 125,000
Common stock equal to issuance of note payable		0.25
Interest expense	$ 9,000	$ 11,000
Outstanding balance					$ 65,000
Prepaid expenses					$ 93,000
Note Payable [Member]
Notes Payable [Line Items]
Interest rate		6.00%
Notes Payable [Member]
Notes Payable [Line Items]
Issuance of common stock with notes payable (in Shares)	40,000	500,000
Issuance of common stock	$ 3,000	$ 32,000
Note Payable [Member]
Notes Payable [Line Items]
Interest rate				(8.75%)
Payment of interest				$ 13,294